BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF MATERIAL ACCOUNTING POLICIES - Textual (Details) - $ / $	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of voluntary change in accounting policy [line items]
Closing foreign exchange rate	3,822.05	4,810.20	3,981.16
Bottom of range [member]
Disclosure of voluntary change in accounting policy [line items]
Proportion of ownership interest in associate	20.00%